Subsidiaries	12 Months Ended
Dec. 31, 2024
Subsidiaries
Subsidiaries

39.Subsidiaries

The Group’s ultimate parent company is TVF, while subsidiaries, associates and a joint venture of the Company as at 31 December 2024 and 31 December 2023 are as follows:

			Effective Ownership Interest
Subsidiaries	Country of		31 December	31 December
Name	Incorporation	Business	2024 (%)	2023 (%)
Turktell	Türkiye	Information technology, value added GSM services and entertainment investments	100	100
Turkcell Superonline	Türkiye	Telecommunications, television services and content services	100	100
Turkcell Dijital	Türkiye	Digitalization services and products	100	100
Dijital Egitim (**)	Türkiye	Dijital educations	100	51
Turkcell Satış	Türkiye	Sales, delivery and digital sales services	100	100
Turkcell Teknoloji	Türkiye	Research and development	100	100
Turkcell Gayrimenkul	Türkiye	Property investments	100	100
Turkcell Enerji	Türkiye	Electricity energy trade and wholesale and retail electricity sales	100	100
Boyut Enerji	Türkiye	Electricity energy trade and wholesale and retail electricity sales	100	100
Turkcell Finansman	Türkiye	Consumer financing services	100	100
Turkcell Sigorta	Türkiye	Insurance agency activities	100	100
Turkcell Dijital Sigorta	Türkiye	Dijital agency activities	100	100
Turkcell Ödeme	Türkiye	Payment services and e-money license	100	100
Lifecell Dijital Servisler	Türkiye	Development and providing of digital services and products	100	100
Lifecell Bulut	Türkiye	Cloud solutions services	100	100
Lifecell TV	Türkiye	Online radio, television and on-demand streaming services	100	100
Lifecell Müzik	Türkiye	Radio, television and on-demand streaming services	100	100
Global Tower	Türkiye	Telecommunications infrastructure business	100	100
Atmosware Teknoloji	Türkiye	Develop software products and services, training software developers	100	100
UkrTower (*)	Ukraine	Telecommunications infrastructure business	-	100
Beltower	Republic of Belarus	Telecommunications infrastructure business	100	100
East Asia	Netherlands	Telecommunications investments	100	100
Kıbrıs Telekom	Turkish Republic of Northern Cyprus	Telecommunications	100	100
Lifecell Digital	Turkish Republic of Northern Cyprus	Telecommunications	100	100
Turkcell Dijital Technologies	Turkish Republic of Northern Cyprus	Electronic payment services	100	100
Turkcell Global Bilgi	Türkiye	Customer relations and human resources management	100	100
Global LLC (*)	Ukraine	Customer relations management	-	100
Rehberlik	Türkiye	Directory assistance	100	100
Lifecell Ventures	Netherlands	Telecommunications investments	100	100
Lifecell (*)	Ukraine	Telecommunications	-	100
Paycell LLC	Ukraine	Consumer financing services	100	100
Paycell Europe	Germany	Payment services and e-money	100	100
Yaani	Netherlands	Internet search engine and browser services	100	100
BiP B.V.	Netherlands	Providing digital services and products	100	100
BiP A.S.	Türkiye	Providing digital services and products	100	100
BeST	Republic of Belarus	Telecommunications	100	100
Turkcell GSYF	Türkiye	Venture capital investment fund	100	100
W3	Türkiye	Information technology	-	100
Sofra (***)	Türkiye	Meal coupons and cards	100	66
Artel (*****)	Türkiye	Data processing	100	-
Ultia	Türkiye	Information technology	100	100
TDC (****)	Türkiye	Data processing	100	-
Lifetech	Republic of Belarus	Information technology, programming and technical support	100	100

(*) UkrTower, Global LLC and Lifecell have been sold on 9 September 2024.

(**) The registration regarding the acquisition of shares of Dijital Eğitim Teknolojileri A.Ş. (“Dijital Eğitim”) was completed on 2 August 2024.

39.Subsidiaries (continued)

(***) On 21 October 2024, the Group acquired the remaining 33.3% of shares in Sofra Kurumsal ve Ödüllendirme Hizmetleri A.Ş. (“Sofra”), which was previously a joint venture, resulting in the transfer of control of Sofra to the Group.

(****) TDC Veri Hizmetleri A.Ş was established on 11 July 2024.

(*****) Artel Bilişim Servisleri A.Ş was established on 16 August 2024.

			Effective Ownership Interest
Associates	Country of		31 December	31 December
Name	Incorporation	Business	2024 (%)	2023 (%)
TOGG	Türkiye	Electric passenger car development, production and trading activities	23	23